SHORT-TERM LOANS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHORT-TERM LOANS
SHORT-TERM LOANS

7.            SHORT-TERM LOANS

Short-term loans as of December 31, 2021 represents bank borrowings of USD 38,850 and RMB 150,000 obtained from domestic commercial banks, the latter loan is guaranteed by Shanghai Qibutianxia Co,. Ltd. The short-term loan of USD 38,850 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 300bps. The loan of RMB 150,000 applying a fixed rate of 4.05%.

Short-term loans as of June 30, 2022 includes newly raised bank borrowings of USD 30,000 obtained from domestic commercial banks during the six months ended June 30, 2022. The short-term loan of USD 30,000 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 330bps for the six months ended June 30, 2022.

The weighted average interest rate for the outstanding borrowings as of December 31, 2021 and June 30, 2022 was 3.46% and 4.70%, respectively. There is one financial covenant stipulating that Qiyu shall not make dividend distribution before the loans, interest and other payable due under the contract are paid.

In June 2022, 360 Changfeng signed a mortgage loan agreement of RMB 1 billion with tenure of 25 years. The interest rate is based on market price quote for loans with tenure of more than five years minus 136bps. The loan is guaranteed by the land use rights owned by 360 Changfeng and is for the specific use of construction of the regional headquarters and the affiliated industrial park. As of June 30, 2022, the unused amount of the mortgage loan is RMB 1 billion. The mortgage loan agreement requires the subsidiary’s registered capital to be paid in the same proportion of the total facility used. Subsequently in September, the registered capital of the subsidiary has been fully paid.

7.            SHORT-TERM LOANS

Short-term loans as of December 31, 2021 represents bank borrowings of USD38,850 and RMB150,000 obtained from domestic commercial banks, the latter loan is guaranteed by Shanghai Qibutianxia Co,. Ltd. and WFOE. The short-term loan of USD38,850 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 300bps. The loan of RMB150,000 applying a fixed rate of 4.05%.

Short-term loans as of September 30, 2022 represents bank borrowings of USD38,850, RMB150,000 and USD 30,000 obtained from domestic commercial banks. The short-term loan of USD 30,000 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 330bps for the nine months ended September 30, 2022.

The weighted average interest rate for the outstanding borrowings as of December 31, 2021 and September 30, 2022 was 3.46% and 5.75%, respectively. There is one financial covenant stipulating that Qiyu shall not make dividend distribution before the loans, interest and other payable due under the contract are paid.